October 3, 2008

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Pre-Effective Amendment No. 1 to Form N-14 for the Summit Zenith Portfolio and the Summit S&P 500 Index Portfolio, each a series of Summit Mutual Funds, Inc. (File No. 333-153637)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Pre-Effective Amendment No. 1 to Form N-14 for the Summit Zenith Portfolio and the Summit S&P 500 Index Portfolio, each a series of Summit Mutual Funds, Inc., pursuant to Rule 8b-15 under the Securities Act of 1933, as amended (the "1933 Act"). The combined prospectus/proxy statement relates to the proposed reorganizations of the Ameritas Income & Growth Portfolio and the Ameritas Index 500 Portfolio, each a series of Calvert Variable Series, Inc., into the Summit Zenith Portfolio and the Summit S&P 500 Index Portfolio, respectively.

The purpose of this amendment is to incorporate the auditors' consents and a Power of Attorney for one Director, revise the pro forma financial statements of Summit S&P 500 Index Portfolio (footnote 1 was deleted in the Statement of Assets and Liabilities for both 12/31/07 and 6/30/08, and previous footnote 2 has been re-numbered as current footnote 1), update the prospectus/proxy statement to insert revised fees and expenses and other data, and make one revision in Section 6(c) of Exhibit B (Plan of Reorganization relating to Ameritas Index 500 Portfolio and Summit S&P 500 Index Portfolio). Changes to the prospectus/proxy statement and the text of the Reorganization SAI (but not revisions to the pro formas) are marked.

Please feel free to contact me at 301-951-4890 with any questions about this filing.

Very truly yours,

/s/ Jane B. Maxwell

Jane B. Maxwell
Assistant General Counsel
Calvert Group, Ltd.

cc:     Michelle Roberts, Division of Investment Management